Income Taxes (Tables)	12 Months Ended
Mar. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Loss Before Income Taxes and Related Expense/(Benefit)
The loss before income taxes and the related expense/(benefit) are as follows (in thousands):

	Years Ended March 31,
	2022	2021
Loss before income taxes:
Bermuda (1)	$390,831	$(227,471)
United States	(747,953)	(212,921)
Switzerland	(544,870)	(424,494)
Other (2)	(21,755)	(33,661)

Total loss before income taxes	$(923,747)	$(898,547)

(1)	Primarily entities which are centrally managed and controlled in the United Kingdom
(2)	Primarily Greater China and United Kingdom activity

	Years Ended March 31,
	2022	2021
Current taxes:
Bermuda	$—	$—
United States	(223)	1,365
Switzerland	—	—
Other (1)	592	321

Total current tax expense	$369	$1,686
Deferred taxes:
Bermuda	$—	$—
United States	—	—
Switzerland	—	—
Other	—	—

Total deferred tax benefit	$—	$—

Total income tax expense	$369	$1,686

Reconciliation of Federal Statutory Income Taxes Rate
A reconciliation of income tax provision/(benefit) computed at the Bermuda statutory rate to income tax expense reflected in the consolidated financial statements is as follows (in thousands, except percentages):

	Year Ended March 31, 2022		Year Ended March 31, 2021
Income tax benefit at Bermuda statutory rate	$—	—%	$—	—%
Foreign rate differential (1)	(179,000)	19.38%	(150,778)	16.78%
Permanent disallowed IPR&D	15,347	(1.66)%	111,432	(12.40)%
Tax-effect of changes in the fair value of investments and loss from equity method investment	15,169	(1.64)%	(22,472)	2.50%
Nontaxable gain on sale of investment	(84,313)	9.13%	—	—%
Nontaxable gain on deconsolidation of business	(958)	0.10%	(16,438)	1.83%
Nondeductible executive compensation	25,973	(2.81)%	905	(0.10)%
Tax deficiencies (excess tax benefits) from share-based compensation	12,918	(1.40)%	(439)	0.05%
Other permanent adjustments	10,912	(1.18)%	2,457	(0.28)%
Research tax credits	(10,113)	1.09%	(10,555)	1.17%
Valuation allowance	205,811	(22.28)%	85,046	(9.46)%
Tax rate changes	(2,444)	0.26%	2,443	(0.27)%
Other	(8,933)	0.97%	85	(0.01)%

Total income tax expense	$369	(0.04)%	$1,686	(0.19)%

(1)	Primarily related to operations in the United States, Switzerland, the United Kingdom, and other jurisdictions with statutory tax rates different than the Bermuda rate.

Schedule of Company's net deferred tax assets	Significant components of the deferred tax assets (liabilities) at March 31, 2022 and 2021 are as follows (in thousands):

	March 31, 2022	March 31, 2021
Deferred tax assets
Research tax credits	$27,155	$19,063
Intangible assets	61,544	50,564
Net operating loss	312,749	202,906
Share-based compensation	93,177	26,623
Lease liabilities	15,406	16,638
Other assets	20,651	7,303

Subtotal	530,682	323,097
Valuation allowance	(512,736)	(303,287)

Deferred tax liabilities
Depreciation	(1,397)	(1,214)
Right-of-use assets	(12,661)	(13,908)
Other liabilities	(3,888)	(4,688)

Total deferred tax assets/(liabilities)	$—	$—